Description of Business (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) location terminal	Jun. 30, 2019 USD ($) location terminal	Jun. 30, 2020 USD ($) location terminal	Jun. 30, 2019 USD ($) location terminal	Dec. 31, 2019 USD ($) terminal location	Dec. 31, 2018 USD ($) terminal location	Dec. 31, 2017 USD ($)
Unusual or Infrequent Item, or Both [Line Items]
Number of video gaming terminals | terminal	11,108	8,082	11,108	8,082	10,499	7,649
Number of video gaming locations | location	2,335	1,762	2,335	1,762	2,312	1,686
COVID response, number of days video gaming terminals inoperable			106
COVID response, number of days in quarter			182
COVID Response Percent of Days Inoperable During Quarter			58.00%
COVID Response Percentage of Employees Furloughed			90.00%
Cash payment for asset acquisition			$ 4,123	$ 10,600	$ 20,796	$ 23,246	$ 23,626
Other operating expenses	$ 3,132	$ 730	4,336	$ 1,346	$ 19,649	$ 2,997	$ 1,331
COVID19 [Member]
Unusual or Infrequent Item, or Both [Line Items]
Other nonrecurring expense	$ 1,300		1,900
Cash payment for asset acquisition			1,400
Other operating expenses			$ 300